Real Estate Investments - Notes Real Estate Investments (Details) (USD $)	1 Months Ended	12 Months Ended		27 Months Ended	12 Months Ended											12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 property	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Leases, Acquired-in-Place [Member]	Dec. 31, 2011 Leases, Acquired-in-Place [Member]	Dec. 31, 2012 Above Market Leases [Member]	Dec. 31, 2011 Above Market Leases [Member]	Dec. 31, 2012 Cash [Member]	Dec. 31, 2011 Cash [Member]	Dec. 31, 2012 Occupied [Member] property	Dec. 31, 2011 Occupied [Member] property	Dec. 31, 2012 Real Estate [Member] Vacant [Member] property	Dec. 31, 2011 Real Estate [Member] Vacant [Member] property	Sep. 30, 2012 ARC Real Estate Partners, LLC [Member] Contributor [Member] property	Dec. 31, 2012 Citizens Bank [Member]	Dec. 31, 2011 Citizens Bank [Member]	Dec. 31, 2012 FedEx [Member]	Dec. 31, 2012 Dollar General [Member]	Dec. 31, 2011 Dollar General [Member]	Dec. 31, 2011 Home Depot [Member]	Dec. 31, 2011 Walgreens [Member]	Dec. 31, 2012 Total Portfolio, As of Document End Date [Member] property	Dec. 31, 2011 Total Portfolio, As of Document End Date [Member] property	Dec. 31, 2011 SOUTH CAROLINA	Dec. 31, 2012 ILLINOIS	Dec. 31, 2011 OHIO	Dec. 31, 2011 MICHIGAN	Dec. 31, 2012 Geographic Concentration Risk [Member]
Concentration Risk, Percentage																													10.00%
Business Acquisition, Pending Purchase Price Allocation		$ 183,900,000
Entity Wide Revenue, Major State, Percentage																									15.20%	11.20%	12.90%	17.40%
Entity-Wide Revenue, Major Customer, Percentage																11.80%	40.80%	10.20%	12.30%	20.80%	13.70%	11.10%
Business Acquisition, Pro Forma Revenue	26,989,000	146,821,000	144,081,000
Acquisition related	0	42,761,000	3,898,000
Business Acquisition, Cost of Acquired Entity, Cash Paid		17,500,000		17,500,000
Business Acquisition, Purchase Price Allocation, Land Acquired in Period		223,917,000	25,624,000
Business Acquisition, Purchase Price Allocation, Buildings, Fixtures and Improvements Acquired in Period		1,174,747,000	161,925,000
Business Acquisition, Purchase Price Allocation, Tangible Assets Acquired in Period		1,398,664,000	187,549,000
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets Acquired in Period					189,182,000	21,777,000	1,264,000	0
Business Acquisition, Purchase Price Allocation, Assets Acquired in Period, Net		1,589,110,000	209,326,000
OP units issued to acquire real estate investment		6,352,000	0	0
Payments to Acquire Real Estate		1,582,758,000	89,981,000	0					1,582,758,000	209,326,000
Number of Businesses Acquired		524																					653	129
Business Acquisition, Cost of Acquired Entities Throughout Period, Purchase Price		1,589,110,000	209,326,000
Number of Real Estate Properties											654	131	1	2
Number Of Properties Contributed By Affiliate															63
Business Acquisition, Pro Forma Net Income (Loss)	(33,660,000)	27,816,000	27,052,000
Operating Leases, Future Minimum Payments Receivable, Current		140,200,000		140,200,000
Operating Leases, Future Minimum Payments Receivable, in Two Years		140,941,000		140,941,000
Operating Leases, Future Minimum Payments Receivable, in Three Years		141,292,000		141,292,000
Operating Leases, Future Minimum Payments Receivable, in Four Years		141,579,000		141,579,000
Operating Leases, Future Minimum Payments Receivable, in Five Years		138,411,000		138,411,000
Operating Leases, Future Minimum Payments Receivable, Thereafter		955,557,000		955,557,000
Operating Leases, Future Minimum Payments Receivable		1,657,980,000		1,657,980,000
Real Estate Investment, Aggregate Purchase Price																							$ 1,798,436,000